Shareholder remuneration system and earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Shareholder remuneration system and earnings per share	Shareholder remuneration system and earnings per share
a)   Shareholder remuneration system
The cash remuneration paid by Banco Santander to its shareholders in the first six months of 2025 and 2024 was as follows:

	30-06-2025			30-06-2024
	% of par value	Euros per share	Amount (EUR million)	% of par value	Euros per share	Amount (EUR million)
Ordinary shares	0.22	0.11	1,643	19.17%	0.0950	1,485
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	0.22	0.11	1,643	19.17%	0.0950	1,485
Dividend paid out of profit	0.22	0.11	1,643	19.17%	0.0950	1,485
Dividend paid with a charge to reserves or share premium	—	—	—	—	—	—
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—
At the Board of Directors meeting held on 25 February 2025, it was agreed to pay a complementary dividend in cash against 2024 results of EUR 11 cents per share which became effective on 2 May 2025, which was approved by the general meeting of shareholders on 4 April 2025.
Likewise, on 6 February 2025 a buyback program on account of the 2024 results was started for a maximum amount of EUR 1,587 million, ended on 27 June 2025 (see Note 11.b).
At the general meeting of shareholders held on 22 March 2024, it was agreed to pay an interim dividend in cash against 2023 results of EUR 9.50 cents per share agreed by the board of directors on 19 February 2024, which became effective on 2 May 2024. Likewise, the general meeting of shareholders approved the implementation of a share buyback program, also agreed upon by the board of directors, for a maximum amount of EUR 1,459 million euros, which finalized on June 2024.
b)   Earnings per share from continuing and discontinued operations
i. Basic earnings per share
Basic earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2025	30-06-2024
Profit attributable to the Parent (EUR million)	6,833	6,059
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(310)	(309)
	6,523	5,750
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	726	575
Profit or Loss from continuing operations (CCPS net) (EUR million)	5,797	5,175
Weighted average number of shares outstanding	14,995,834,683	15,664,707,190
Basic earnings per share (euros)	0.43	0.37
Of which: from discontinued operations (euros)	0.05	0.04
from continuing operations (euros)	0.38	0.33
ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2025	30-06-2024
Profit attributable to the Parent (EUR million)	6,833	6,059
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(310)	(309)
	6,523	5,750
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	726	575
Profit or Loss from continuing operations (CCPS net) (EUR million)	5,797	5,175
Weighted average number of shares outstanding	14,995,834,683	15,664,707,190
Dilutive effect of options/receipt of shares	81,043,722	70,622,287
Adjusted number of shares	15,076,878,405	15,735,329,477
Diluted earnings per share (euros)	0.43	0.37
Of which: from discontinued operations (euros)	0.05	0.04
from continuing operations (euros)	0.38	0.33